Reinsurance	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Reinsurance Disclosures [Abstract]
Reinsurance
8.	Reinsurance
In order to limit the Company’s potential exposure to individual risks and catastrophic events, the Company purchases reinsurance from third-party reinsurers as well as the Florida Hurricane Catastrophe Fund (the “FHCF”), a state-mandated catastrophe fund for Florida policies only. Most of the Company’s reinsurance partners were rated
“A-”
or higher by A.M. Best Company, Inc. (“A.M. Best”) or “BBB” or higher by Standard & Poor’s Financial Services LLC (“S&P”) or were fully collateralized.

In 2024, the Company also began participating in a
“take-out
program” through which the Company assumes insurance policies held by Citizens. The take-out
program is a legislatively mandated program designed to reduce the state’s risk exposure by encouraging private companies to assume policies from Citizens.
The Company remains contingently liable in the event the reinsuring companies do not meet their obligations under these reinsurance contracts. Given the quality of the reinsuring companies, management believes this possibility to be remote.
2025 – 2026 Reinsurance Program
Catastrophe Excess of Loss Reinsurance
Effective June 1, 2025, the Company entered into catastrophe excess of loss reinsurance agreements covering its insurance subsidiary, AIIC. The catastrophe reinsurance program is indemnity-based and includes a combination of coverage from traditional reinsurers, the FHCF, Insurance Linked Securities (“ILS”) investors through Integrity Re III Ltd., and the Company’s segregated cell captive reinsurer.
The 2025–2026 reinsurance program provides third-party reinsurance coverage of $1.93 billion for a single catastrophic event, with total third-party coverage of $2.59 billion across all occurrences, representing a 45% increase over the prior year’s treaty limit. The Company’s net retention for the first and second events is $35.0 million, consisting of $10.0 million retained by AIIC and $25.0 million retained by the Company’s segregated cell captive reinsurer. The retention for third and fourth catastrophic events decreases to $15.8 million and $10.0 million, respectively, and is retained solely by AIIC.
The FHCF covers Florida-admitted risks only, and the Company elected to participate at 90% for the 2025 hurricane season, consistent with the prior year.
Integrity Re III Ltd., a Bermuda-based special purpose insurer and unrelated party issued new catastrophe bonds totaling $565.0 million as part of the program, marking the eighth and largest ILS transaction sponsored by the Company.
All reinsurers participating in the program are either rated
“A-”
or higher by A.M. Best or are fully collateralized, to mitigate counterparty credit risk. The entire program is structured without parametric covers and is fully indemnity-based.
Total net consolidated catastrophe reinsurance premiums ceded to third parties are expected to be approximately $433.3 million for the 2025–2026 treaty year, a 28% increase compared to the prior year.
Effect of Reinsurance
The effects of reinsurance on premiums written and earned are as follows:

	Three Months Ended September 30,
	2025		2024
	Written	Earned	Written	Earned
Direct premiums	$237,542	$196,294	$160,999	$165,001
Assumed Premiums	1,558	25,655	(22)	360
Gross Premiums	239,100	221,949	160,977	165,361
Ceded premiums	(55,414)	(169,950)	(37,452)	(124,897)

Net premiums	$183,686	$51,999	$123,525	$40,464

	Nine Months Ended September 30,
	2025		2024
	Written	Earned	Written	Earned
Direct premiums	$689,208	$542,579	$529,032	$481,849
Assumed Premiums	49,037	113,265	1,029	526
Gross Premiums	738,245	655,844	530,061	482,375
Ceded premiums	(664,084)	(472,275)	(503,180)	(362,109)

Net premiums	$74,161	$183,569	$26,881	$120,266

The Company’s reinsurance arrangements affected certain items in the condensed consolidated statement of operations and comprehensive income for the three and nine months ended September 30, 2025 and 2024 by the following amounts:

	Three Months Ended September 30,
	2025	2024
Ceded premiums earned	$(169,950)	$(124,897)
Ceded losses and loss adjustment expenses incurred	14,897	105,803
Ceded policy acquisition expenses	42,737	11,678
For the three months ended September 30, 2025 and 2024, recoveries received under reinsurance contracts were $35,588 and $57,882, respectively.

	Nine Months Ended September 30,
	2025	2024
Ceded premiums earned	$(472,275)	$(362,109)
Ceded losses and loss adjustment expenses incurred	11,698	308,080
Ceded policy acquisition expenses	120,521	62,202
For the nine months ended September 30, 2025 and 2024, recoveries received under reinsurance contracts were $101,914 and $298,846, respectively.

9.	Reinsurance
In order to limit the Company’s potential exposure to individual risks and catastrophic events, the Company purchases reinsurance from third party reinsurers as well as the FHCF, a state-mandated catastrophe fund for Florida policies only. Most of the Company’s reinsurance partners were rated
“A-”
or higher by A.M. Best Company, Inc. (“A.M. Best”) or “BBB” or higher by Standard & Poor’s Financial Services LLC (“S&P”) or were fully collateralized.
In 2024, the Company also began participating in a
“take-out
program” through which the Company assumes insurance policies held by Citizens Property Insurance Corporation (“Citizens”), a Florida state-supported insurer. The take-out
program is a legislatively mandated program designed to reduce the state’s risk exposure by encouraging private companies to assume policies from Citizens.
The Company remains contingently liable in the event the reinsuring companies do not meet their obligations under these reinsurance contracts. Given the quality of the reinsuring companies, management believes this possibility to be remote. See Note 8 – “
Liability for Unpaid Losses and Loss Adjustment Expenses
” for recoveries due from reinsurers relating to paid and unpaid losses and LAE under these treaties.

During 2023, the Company commuted its 2017 reimbursement contract with the FHCF in accordance with a contractual requirement. The reimbursement contract required the commutation process to commence no later than five years following the end of the relevant reimbursement contract year. The FHCF issued payment to AIIC in satisfaction of all liabilities and obligations under this contract. The balance was applied to ceded losses and LAE and resulted in a reduction to net incurred losses and LAE of $5,357 and $268, respectively. An offsetting provisionary IBNR increase was recorded as of the statement date in order to mitigate the impact of the commutation on the Company’s net income during the financial period.
The following is a summary of the Company’s reinsurance program as of December 31, 2024:
Catastrophe Excess of Loss Reinsurance
The catastrophe excess of loss coverage is provided by agreements with commercial reinsurers and by the FHCF.
For the year ended December 31, 2024, the excess of loss treaties generally provide coverage on ultimate net losses of $1,391,100 in excess of $10,000 for the first occurrence. This is provided in part from $1,075,000 of commercial reinsurance coverage in excess of approximately $10,000 and with the FHCF providing coverage for 90% of the losses from qualifying catastrophic events in excess of $178,200 up to a maximum of $316,100. The FHCF provides coverage for named hurricanes only and provides no coverage after the one-
time limit is exhausted. Reinsurance premiums for the FHCF are paid on a total insured value basis. In the event of a FHCF loss assessment, The Company may recoup the assessments from its policyholders.
For the year ended December 31, 2023, the excess of loss treaties generally provide coverage on ultimate net losses of $1,243,800 in excess of $7,500 for the first occurrence. This is provided in part from $874,200 of commercial reinsurance coverage in excess of approximately $7,500 and with the FHCF providing coverage for 90% of the losses from qualifying catastrophic events in excess of $191,500 up to a maximum of $369,600. The FHCF provides coverage for named hurricanes only and provides no coverage after the one-
time limit is exhausted. Reinsurance premiums for the FHCF are paid on a total insured value basis. In the event of a FHCF loss assessment, the Company may recoup the assessments from its policyholders.
Catstyle provides reinsurance coverage for layer one of AIIC’s catastrophe reinsurance program effective June 1, 2023 through May 31, 2024 and June 1 2024 through May 31, 2025. Catstyle is a segregated account controlled by the Company. Catstyle is collateralized by the Company through contributions to a trust account. Catstyle eliminates in consolidation. Refer to Note 3 – “
Variable Interest Entity
,” for further information.
Reinstatement Premium Protection Agreement
The Company enters into reinstatement premium protection treaties each year that are effective covering the period June 1 through May 31. Though the treaties overlap fiscal years, the terms are the same for each coverage period. The reinstatement premium protection agreements reinsure the reinstatement premium payment obligations which accrue under the commercial catastrophe excess of loss agreements for first event coverage. The coverage is limited to 100% of the original contracted reinsurance placement.
Net Quota Share Reinsurance
The Company’s Net Quota Share coverage is proportional reinsurance. Effective December 31, 2023 to December 31, 2024, The Company entered into quota share agreements that generally provide coverage for

40% of all losses net of other reinsurance coverages, the aggregate of which shall not exceed 116.6% of net ceded premiums earned. The reinsurers’ net liability on catastrophe losses shall not exceed 2.5% of gross earned premium net of inuring reinsurance premium. In the determination of ceded premiums under the agreements, the maximum amount allowed by the reinsurers for other inuring reinsurance coverages is limited to 31% of gross earned premium for the term of the contract. The reinsurers allow the Company a provisional ceding commission of either 43% or 53%, depending on the reinsurer, that adjusts based on loss experience.
The Company recognized ceding commission of $114,882 and $74,345 in 2024 and 2023, respectively. Additionally, the agreements provide a profit commission based on attainment of certain underwriting results. In 2024, the Company recognized a profit commission in the amount of $2,631. There was no profit commission recognized in 2023.
Flood Quota Share Reinsurance
Effective January 1, 2024, the Company entered into quota share agreements that cover policies classified by the Company as primary flood business and generally provide coverage of 100% of all losses, not to exceed a ceded reinsurance limit of $6,000 each policy, with buildings not to exceed $5,000 and contents not to exceed $1,000. The Company is allowed a flat ceding commission of 26% on net written premium ceded. The Company recognized ceding commission of approximately $767 in 2024. Additionally, the agreement provides a profit commission based on attainment of certain underwriting results. There was no profit commission recognized in 2024 on these agreements.
Per Risk Excess of Loss
Effective April 1, 2024, the Company entered into per risk excess of loss agreements that provide coverage of $5,000 in excess of $1,000 not to exceed $17,500 for all losses occurring during the term of the agreements. Prior to April 1, 2024, the Company was a party to similar agreements that were effective April 1, 2023.
Facultative Excess of Loss
Effective April 1, 2024, the Company entered into facultative reinsurance agreements that provide coverage for qualifying ceded individual risks of $6,000 in excess of $6,000 not to exceed $12,000 with respect to all risks ceded under these agreements involved in one loss occurrence. Prior to April 1, 2024, the Company was a party to similar agreements that were effective April 1, 2023.
Home Systems Protection Reinsurance
Effective June 15, 2013, the Company entered into an agreement that provides 100% of the Company’s liability for business classified as home systems protection and service line failures, for amounts up to $50 and $10, respectively, for any one accident any one policy. The agreement is continuous until terminated.
Citizens Assumed Reinsurance
During the year ended December 31, 2024, the Company’s insurance subsidiary, AIIC, assumed approximately 68,844 policies, representing approximately $112,423 in assumed unearned premiums.
The ratio of assumed premiums earned to net premiums earned for the year ended December 31, 2024 was 16.62%. There were no premiums assumed in 2023.

Effect of Reinsurance
The effects of reinsurance on premiums written and earned are as follows:

	Year Ended December 31,
	2024		2023
	Written	Earned	Written	Earned
Direct premiums	$655,255	$651,967	$640,990	$590,515
Assumed premiums	112,423	30,249	—	—

Gross premiums	767,678	682,216	640,990	590,515
Ceded premiums	(573,234)	(500,161)	(502,970)	(410,253)

Net premiums	$194,444	$182,055	$138,020	$180,262

The Company’s reinsurance arrangements effected certain items in the Consolidated Statement of Operations for the years ended December 31, 2024 and December 31, 2023 by the following amounts:

	Year Ended December 31,
	2024	2023
Premiums earned	$(500,161)	$(410,253)
Losses and loss adjustment expenses incurred	517,549	298,285
Policy acquisition expenses	114,882	72,941
For the years ended December 31, 2024 and December 31, 2023, recoveries received under reinsurance contracts were $380,741 and $692,652, respectively.
In May 2024, the Company commuted its 2021 and 2022 reinsurance contracts with Horseshoe Re. Horseshoe Re issued a payment of $1,805 to the Company in satisfaction of all liabilities and obligations under the contract. The balance was applied to and reduced ceded losses and loss adjustment expenses by $2,492, resulting in a loss of $687.
In December 2024, the Company commuted its 2021 and 2022 reinsurance contracts with Ark Bermuda Limited. Ark Bermuda Limited issued a payment of $2,470 to the Company in satisfaction of all liabilities and obligations under the contract. The balance was applied to and reduced ceded losses and loss adjustment expenses by $3,719, resulting in a loss of $1,249.